Income Tax (Details) - HKD ($)		12 Months Ended
	Mar. 28, 2018	Sep. 30, 2023	Sep. 30, 2022
Income Tax [Line Items]
Profits tax rates (in Dollars)		$ 2,000,000	$ 2,000,000
Percentage of tax		16.50%	8.25%
Flat rate		16.50%
Tax benefit		50.00%
Tiered One [Member]
Income Tax [Line Items]
Profits tax rates (in Dollars)	$ 2,000,000
Percentage of tax	8.25%
Tiered Two [Member]
Income Tax [Line Items]
Profits tax rates (in Dollars)	$ 2,000,000
Percentage of tax	16.50%